Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
January 31, 2019

Dates Covered
Collections Period	01/01/19 - 01/31/19
Interest Accrual Period	01/15/19 - 02/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/18	591,125,104.56	35,907
Yield Supplement Overcollateralization Amount 12/31/18	31,284,344.20	0
Receivables Balance 12/31/18	622,409,448.76	35,907
Principal Payments	24,611,203.84	1,034
Defaulted Receivables	1,864,181.08	109
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	29,457,969.92	0
Pool Balance at 01/31/19	566,476,093.92	34,764

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.45%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	12,652,543.36	716
Past Due 61-90 days	4,418,371.60	237
Past Due 91-120 days	822,133.10	45
Past Due 121+ days	0.00	0
Total	17,893,048.06	998

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Delinquency Trigger Occurred	NO

Recoveries	695,261.66
Aggregate Net Losses/(Gains) - January 2019	1,168,919.42
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.25%
Prior Net Losses Ratio	1.50%
Second Prior Net Losses Ratio	1.68%
Third Prior Net Losses Ratio	1.90%
Four Month Average	1.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.68%

Overcollateralization Target Amount	25,491,424.23
Actual Overcollateralization	25,491,424.23
Weighted Average APR	3.97%
Weighted Average APR, Yield Adjusted	6.78%
Weighted Average Remaining Term	45.82

Flow of Funds	$ Amount

Collections	27,357,079.88
Investment Earnings on Cash Accounts	56,230.92
Servicing Fee	(518,674.54)
Transfer to Collection Account	0.00
Available Funds	26,894,636.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	875,905.18
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	23,539,805.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	2,410,104.25

Total Distributions of Available Funds	26,894,636.26

Servicing Fee	518,674.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 01/15/19	564,524,474.85
Principal Paid	23,539,805.16
Note Balance @ 02/15/19	540,984,669.69

Class A-1
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2a
Note Balance @ 01/15/19	6,605,672.90
Principal Paid	6,605,672.90
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2b
Note Balance @ 01/15/19	2,468,801.95
Principal Paid	2,468,801.95
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-3
Note Balance @ 01/15/19	426,000,000.00
Principal Paid	14,465,330.31
Note Balance @ 02/15/19	411,534,669.69
Note Factor @ 02/15/19	96.6043826%

Class A-4
Note Balance @ 01/15/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	94,750,000.00
Note Factor @ 02/15/19	100.0000000%

Class B
Note Balance @ 01/15/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	34,700,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	944,726.85
Total Principal Paid	23,539,805.16
Total Paid	24,484,532.01

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	8,257.09
Principal Paid	6,605,672.90
Total Paid to A-2a Holders	6,613,929.99
Class A-2b
One-Month Libor	2.50894%
Coupon	2.64894%
Interest Paid	5,631.42
Principal Paid	2,468,801.95
Total Paid to A-2b Holders	2,474,433.37

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	14,465,330.31
Total Paid to A-3 Holders	15,150,480.31

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7519017
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.7351706
Total Distribution Amount	19.4870723

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0238300
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	19.0639911
Total A-2a Distribution Amount	19.0878211

A-2b Interest Distribution Amount	0.0434859
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	19.0641077
Total A-2b Distribution Amount	19.1075936

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.9561744
Total A-3 Distribution Amount	35.5645077

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/19	3,213,436.41
Investment Earnings	6,401.61
Investment Earnings Paid	(6,401.61)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41